Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]
Note 2. Going Concern

These condensed consolidated financial statements are presented on the basis that we will continue as a going concern. The going concern concept contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Our ability to continue as a going concern despite insufficient available cash as of the date of this filing to fund the anticipated level of operations for at least the next 12 months from the issuance of this report is dependent on our ability to raise capital and monetize assets through the sale or licensing of drug candidates under development or our oncology asset portfolio.

We have limited capital resources and our operations have been funded by the proceeds of equity and debt offerings. We have devoted substantially all of our cash resources to research and development (“R&D”) programs and have incurred significant general and administrative expenses to enable us to finance and grow our business and operations. We have not generated any significant revenue to date and may not generate any revenue for a number of years, if at all. If we are unable to raise additional funds in the future on acceptable terms, or at all, we may be forced to curtail our drug development activities or cease operations.

We have generated losses from operations since inception and we anticipate that we will continue to generate significant losses from operations for the foreseeable future. We had negative working capital of approximately $14.5 million and an accumulated deficit of $126.8 million as of September 30, 2018. Our net loss was $4.1 million and $6.1 million for the three months ended September 30, 2018 and 2017, respectively. Our net loss was $13.2 million and $14.7 million for the nine months ended September 30, 2018 and 2017, respectively. Cash used in operations was $8.3 million and $5.2 million for the nine months ended September 30, 2018 and 2017, respectively. We had approximately $0.1 million in cash as of September 30, 2018.

We will require additional financing over the next twelve months to continue at our expected level of operations. We may be forced to delay, scale back, sell or out-license or eliminate some or all of our R&D programs if we fail to obtain the needed capital on a timely basis. There is no assurance that we will be successful in any capital-raising efforts that we may undertake to fund operations during the next twelve months. We anticipate continuing to issue equity and/or debt securities as a source of liquidity, until we begin to generate positive cash flow to support our operations. Any future sales of securities to finance operations will dilute existing stockholders' ownership. We cannot guarantee when or if we will generate positive cash flow.

The forgoing factors, among others, raise substantial doubt about our ability to continue as a going concern.

Note 2. Going Concern

These consolidated financial statements are presented on the basis that we will continue as a going concern.  The going concern concept contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Our ability to continue as a going concern despite insufficient available cash as of the date of this filing to fund the anticipated level of operations for at least the next 12 months from the issuance of this report is dependent on our ability to raise capital and monetize assets through the sale or licensing of drug candidates under development.

We have limited capital resources and our operations have been funded by the proceeds of equity and debt offerings. We have devoted substantially all of our cash resources to research and development (“R&D”) programs and have incurred significant general and administrative expenses to enable us to finance and grow our business and operations. We have not generated any significant revenue to date, and may not generate any revenue for a number of years, if at all. If we are unable to raise additional funds in the future on acceptable terms, or at all, we may be forced to curtail our drug development activities or cease operations.

We have generated losses from operations since inception and we anticipate that we will continue to generate significant losses from operations for the foreseeable future. We had negative working capital of approximately $2.2 million and an accumulated deficit of $113.5 million as of December 31, 2017. Our net loss was $17.9 million and $32.7 million for the fiscal years ended December 31, 2017 and 2016, respectively. Cash used in operations was $11.6 and $12.3 million for the years ended December 31, 2017 and 2016, respectively. We had approximately $6.8 million in cash as of December 31, 2017.

We will require additional financing in fiscal 2018 to continue at our expected level of operations. We may be forced to delay, scale back, sell or out-license or eliminate some or all of our R&D programs if we fail to obtain the needed capital on a timely basis. There is no assurance that we will be successful in any capital-raising efforts that we may undertake to fund operations during 2018. We anticipate continuing to issue equity and/or debt securities as a source of liquidity, until we begin to generate positive cash flow to support our operations. Any future sales of securities to finance operations will dilute existing stockholders' ownership. We cannot guarantee when or if we will generate positive cash flow.

The forgoing factors, among others, raise substantial doubt about our ability to continue as a going concern.